Stock-Based Compensation Expense and Related Income Tax Benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Share-Based Payment Arrangement [Abstract]
Stock-based compensation expense	$ 12,405	$ 11,974	$ 10,734
Income tax benefits related to stock-based compensation	$ 2,089	$ 2,027	$ 1,826